DISPOSITION OF CHILEAN ELECTRICITY TRANSMISSION OPERATION DISPOSITION OF CHILEAN ELECTRICITY TRANSMISSION OPERATION - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 15, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from sales of investments accounted for using equity method		$ 1,289	$ 0	$ 0
Investments accounted for using equity method		4,591	5,572	4,727
Gain (loss) on disposition of business		338	0	0
Current income tax expense		318	$ 106	$ 33
Chilean electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and Voting Interest	27.80%
Proceeds from sales of investments accounted for using equity method	$ 1,300
Investments accounted for using equity method	$ 951
Gain (loss) on disposition of business		338
Transaction Related Costs		11
Current income tax expense		129
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity		641
Reclassification adjustments on exchange differences on translation, net of tax		$ 35